CUSTOMER DEPOSITS - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Colombia, Pesos | Bottom of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	0.17%	0.11%
Customer deposits, effective interest rate, savings accounts (as a percent)	0.01%	0.01%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	0.05%	0.05%
Colombia, Pesos | Top of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	9.35%	13.40%
Customer deposits, effective interest rate, savings accounts (as a percent)	13.78%	16.13%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	23.52%	23.52%
Foreign currency | Bottom of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	0.03%	0.25%
Customer deposits, effective interest rate, savings accounts (as a percent)	0.05%	0.25%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	0.30%	0.45%
Foreign currency | Top of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	5.60%	5.30%
Customer deposits, effective interest rate, savings accounts (as a percent)	5.00%	5.30%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	9.00%	8.46%